Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liability

7.	DERIVATIVE LIABILITY

Under authoritative guidance used by the FASB on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock, instruments that do not have fixed settlement provisions are deemed to be derivative instruments. The Company has issued certain convertible notes whose conversion prices contains reset provisions based on a future offering price and/or whose conversion prices are based on future market prices. However, since the number of shares to be issued is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to share settle the conversion option. In addition, the Company also granted certain warrants that included a fundamental transaction provision that could give rise to an obligation to pay cash to the warrant holder.

As a result, the conversion option and warrants are classified as liabilities and are bifurcated from the debt host and accounted for as a derivative liability in accordance with ASC 815 and will be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

The derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following average assumptions:

	September 30, 2018	Upon Issuance	December 31, 2017
Stock Price	$0.40	$0.10	$0.10
Exercise Price	$0.13	$0.08	$0.06
Expected Life	4.23	2.33	1.26
Volatility	221%	193%	189%
Dividend Yield	0%	0%	0%
Risk-Free Interest Rate	1.89%	1.18%	1.72%

Fair Value	$673,376	$301,739	$1,250,581

The expected life of the conversion feature of the notes and warrants was based on the remaining contractual term of the notes and warrants. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected dividend yield was based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future. The risk-free interest rate was based on rates established by the Federal Reserve Bank. As of December 31, 2017, the Company had recorded a derivative liability of $1,250,581.

During the period ended September 30, 2018, the Company recorded an additional derivative liability totaling $301,739 as a result of the issuance of convertible notes and warrants. The Company also extinguished derivative liability of $1,718,816 upon the conversion and payment of outstanding convertible notes payable, which was recorded as part of gain on extinguishment of debt. In addition, the Company also recorded a change in fair value of $839,872 to account the change in fair value of these derivative liabilities up to the dates of the extinguishment and at September 30, 2018. At September 30, 2018, the fair value of the derivative liability amounted to $673,376.

8.	DERIVATIVE LIABILITY

Under authoritative guidance used by the FASB on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The Company has issued certain convertible notes whose conversion price contains reset provisions based on a future offering price and/or whose conversion price is based on a future market price. However, since the number of shares to be issued is not explicitly limited, the Company is unable to conclude that enough authorized and unissued shares are available to share settle the conversion option. In addition, the Company also granted certain warrants whose exercise price is subject to reset based on a future market price.

As a result, the conversion option and warrants are classified as a liability and bifurcated from the debt host and accounted for as a derivative liability in accordance with ASC 815 and will be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

Upon issuance and at December 31, 2017, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following average assumptions:

	Upon Issuance	December 31, 2017
Stock Price	$0.09	$0.10
Exercise Price	$0.06	$0.06
Expected Life	1.37	1.26
Volatility	183%	189%
Dividend Yield	0%	0%
Risk Free Interest Rate	1.56%	1.72%
Fair Value	$1,256,481	$1,250,581

The expected life of the conversion feature of the notes and warrants was based on the remaining contractual term of the notes and warrants. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected dividend yield was based on the fact that the Company has not paid dividends in the past and does not expect to pay dividends in the future. The risk-free interest rate was based on rates established by the Federal Reserve Bank.

During the year ended, the Company recorded derivative liability totaling $1,256,481 as a result of the issuance of convertible notes and warrants. At December 31, 2017, the estimated fair value of the derivative liability amounted to $1,250,581, as such, the Company recognized a gain of $5,900 to account the change in fair value between the reporting periods.